PAPP INVESTMENT TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

April 2, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Papp Investment Trust (the “Trust”)
File No. 333-163423

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the Trust, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 28, 2025. (Accession No.: 0001580642-25-001964).

Please contact the undersigned at (312) 763-3410 if you have any questions.

Very truly yours,

/s /Timothy J. Bresnahan

Timothy J, Bresnahan

Secretary